ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
VAT payable	$ 3,771,105	$ 3,882,740
Other tax payables	50,752	49,557
Other	550,680	328,784
Total	$ 4,372,537	$ 4,261,081